Short-term borrowings	12 Months Ended
Dec. 31, 2011
Short-term borrowings

9.  Short-term borrowings

Short-term borrowings consisted of the following:

	2010		2011
	Rate	Bal.	Rate	Bal.	Bal.
		(RMB)		(RMB)	($)
Shandong Borun
From Financial institutions

Industrial & Commercial Bank of China	5.31-6.672%	103,500,000	6.10%	28,000,000	4,443,810
Agricultural Bank of China	5.31-6.90%	139,500,000	5.81-6.90%	163,200,000	25,901,061

Sub-total		243,000,000	-	191,200,000	30,344,871

Daqing Borun:
From Financial institutions

Longjiang Commercial Bank	6.63-7.23%	95,000,000	8.53-9.18%	95,000,000	15,077,211

China Construction Bank	5.56%	30,000,000	6.06%	70,000,000	11,109,524
Agricultural Development Bank of China	5.31-5.56%	130,000,000	6.31-6.56%	132,500,000	21,028,742
Industrial &Commercial Bank of China	-	-	6.94%	20,000,000	3,174,150

Sub-total		255,000,000		317,500,000	50,389,627

Total		498,000,000		508,700,000	80,734,498

As of December 31, 2011, a short-term bank loan of RMB10,000,000 ($1,587,075) from Agricultural Development Bank of China were secured by the Company's equipment with total carrying value of RMB46,339,787 ($7,354,471). A short-term bank loan of RMB70,000,000($11,109,524) from Agricultural Development Bank of China and a short-term loan of RMB30,000,000($4,761,225) from Longjiang Commercial Bank were secured by third-party guarantors, pursuant to these loan agreements, the Company granted security interest in its buildings and land-use rights to the third-party guarantors with total carrying values of RMB8,454,748 ($1,341,832) and RMB14,570,866 ($2,312,506) , respectively. The remaining short term loans from Agricultural Development Bank of China amounting to RMB52,500,000($8,332,143) were credit loan and all the short- term loans of RMB132,500,000($21,028,742) from Agricultural Development Bank of China were secured by the Chief Executive Officer, Mr. Jinmiao Wang simultaneously. A short- term bank loan of RMB28,000,000($4,443,810) from Industrial & Commercial Bank of China were secured by the Company's accounts receivables amount to RMB29,196,300 ($4,633,671 ). A short -term bank loan of RMB20,000,000($3,174,150) from Industrial & Commercial Bank of China were secured by the raw materials amount to RMB35,389,200($5,616,531). A short-term bank loan of RMB65,000,000($10,315,987) from Longjiang Bank and a short-term loan of RMB70,000,000($11,109,524 ) from China Construction Bank were secured by the Company’s subsidiary Shandong Borun Industry Co.,Ltd. The remaining short-term bank borrowings of RMB163,200,000($25,901,062) were secured by third party guarantees.

Except of interest rate for short-term bank loan of RMB70,000,000 ($11,109,524 ) from China Construction Bank is fixed, interest rates for all other short-term bank loans are subject to be adjusted periodically in accordance with interest rate published by the People’s Bank of China

All of the above short-term loans are fixed term loans with a period of 12 months or less. Interest is payable on a monthly or quarterly basis. All short-term loans mature at various dates within one year. These facilities contain no specific renewal terms or any requirement for the maintenance of financial covenants. The Company has traditionally and successfully negotiated the renewal of certain facilities shortly before they mature.